UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2001

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Newgate LLP
Address:  80 Field Point Road
          Greenwich, CT 06830

Form 13F File Number:  28-4822

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sonia Rosenbaum
Title:    Managing Partner
Phone:    203-661-0700

Signature, Place, and Date of Signing:

     /s/ Sonia Rosenbaum            Greenwich, CT             08-01-2001
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          69

Form 13F Information Table Value Total:  $  183,633
                                         -----------
                                         (thousands)

List of Other Included Managers:

     NONE

        ITEM 1:                      ITEM 2:      ITEM 3:      ITEM 4:      ITEM 5:      ITEM 6:    ITEM 7:         ITEM 8:
-------------------------------  -------------- ---------   -----------    ---------   ---------- ---------   ---------------------
    NAME OF ISSUER               TITLE OF CLASS    CUSIP        FAIR       SHARES OR   INVESTMENT  MANAGERS     VOTING AUTHORITY
                                                  NUMBER       MARKET      PRINCIPAL   DISCRETION             ------ ------- ------
                                                               VALUE        AMOUNT     ----------              (A)    (B)    (C)
                                                                                                               SOLE  SHARED  NONE
-------------------------------  -------------- ---------   ------------   ---------   ---------- ---------   ------ ------- ------
ACM Managed Income                   COM        000919100    5,172,553.00   1,109,990       N          X      1,109,990
Senior High Income Portfol           COM        81721E107    1,311,808.00     216,470       N          X        216,470
Grupo Aeroportuario del Su           SP ADR     40051E202    3,279,232.00     175,360       N          X        175,360
Anglogold Limited                    SP ADR     035128206      385,050.00      21,250       N          X         21,250
Electrobras Centrais Elect           SP ADR     15234Q108    3,404,721.00     576,290       N          X        576,290
Cia Brasil Dist. Pao de Ac           ADR        20440T201    2,857,847.00     123,130       N          X        123,130
Credit Suisse High Yield B           COM        22544F103      424,095.00      73,500       N          X         73,500
Cia Paranaense de Energia-           SP ADR     20441B407    4,348,816.00     579,070       N          X        579,070
Embratel Participacoes               SP ADR     29081N100    3,336,155.00     446,010       N          X        446,010
Empresa Nacional de Electr           SP ADR     29244T101      143,724.00      12,390       N          X         12,390
Eaton Vance Senior Income            COM        27826S103    1,480,464.00     165,600       N          X        165,600
iShares MSCI Hong Kong               COM        464286871      637,661.00      63,260       N          X         63,260
iShares MSCI Malaysia                COM        464286830    2,955,476.00     687,320       N          X        687,320
iShares MSCI Taiwan                  COM        464286731    6,616,801.00     627,780       N          X        627,780
iShares MSCI Mexico                  COM        464286822    0,442,114.00     619,710       N          X        619,710
Aberdeen Asia-Pacific Prim           COM        003009107    7,955,111.00   1,935,550       N          X      1,935,550
Templeton Global Income              COM        880198106    4,326,747.00     672,900       N          X        672,900
Gulf Indonesia Resources             COM        402284103      121,325.00      10,550       N          X         10,550
MSDW Government Income Tru           SH BEN     61745P106    1,477,783.00     167,170       N          X        167,170
Huaneng Power Internationa           SP ADR     443304100      451,245.00      26,940       N          X         26,940
ICICI Bank Limited                   SP ADR     45104G104      354,464.00      70,470       N          X         70,470
India Fund                           COM        454089103    2,494,584.00     240,790       N          X        240,790
MSDW India Investment Fund           COM        61745C105      949,980.00     113,770       N          X        113,770
MSDW Insured Munipal Incom           COM        61745P791    2,103,092.00     152,730       N          X        152,730
Persero PT Indonesian Sate           SP ADR     715680104    4,724,705.00     527,900       N          X        527,900
MSDW Quality Muni Income T           COM        61745P734      721,872.00      50,130       N          X         50,130
Korea Electric Power                 SP ADR     500631106    8,448,635.00     889,330       N          X        889,330
Scudder Intermediate Govt            COM        811163104    2,605,376.00     382,020       N          X        382,020
Scudder Municipal Income T           COM        48842C104    3,335,317.00     290,280       N          X        290,280
Lukoil Holding                       SP ADR     677862104    1,956,492.00      40,790       N          X         40,790
MFS Charter Income Trust             SH BEN     552727109    1,378,650.00     157,560       N          X        157,560
MFS Govt Markets Income Tr           SH BEN     552939100    2,730,987.00     422,100       N          X        422,100
MuniYield Quality II                 COM        62630T104    4,805,589.00     416,790       N          X        416,790
MuniYield Quality                    COM        626302103    1,321,510.00      96,320       N          X         96,320
Magyar Tavkozlesi                    SP ADR     559776109    1,412,327.00      94,470       N          X         94,470
Nuveen Insured Muni Opport           COM        670984103    1,506,669.00     103,480       N          X        103,480
Nuveen Premium Income Muni           COM        67063W102    3,301,751.00     227,550       N          X        227,550
Nuveen Ins Quality Muni              COM        67062N103    1,468,253.00     101,750       N          X        101,750
Nuveen Investment Quality            COM        67062E103    1,265,135.00      88,040       N          X         88,040
Nuveen Select Quality Muni           COM        670973106    2,833,838.00     197,480       N          X        197,480
Hellenic Telecommunication           SP ADR     423325307    3,308,650.00     516,170       N          X        516,170
Petroleo Brasileiro                  SP ADR     71654V408    3,053,960.00     117,460       N          X        117,460
Petroleo Brasileiro                  SP ADR     71654V101      216,913.00       7,410       N          X          7,410
Perez Companc                        SP ADR     71367B103    2,208,195.00     163,570       N          X        163,570
Philippine Long Distance             SP ADR     718252604    3,576,147.00     254,530       N          X        254,530
Putnam Master Intermediate           SH BEN     746909100    1,993,834.00     308,643       N          X        308,643
Pohang Iron & Steel Compan           SP ADR     730450103    5,670,486.00     287,550       N          X        287,550
Putnam Managed Municipal I           COM        746823103    4,765,177.00     543,970       N          X        543,970
Putnam Master Income Trust           SH BEN     74683K104      780,245.00     117,330       N          X        117,330
Pilgrim Prime Rate Trust             COM        72146W103    6,327,213.00     824,930       N          X        824,930
PetroChina Company                   SP ADR     71646E100    3,694,032.00     181,080       N          X        181,080
ROC Taiwan Fund                      SH BEN     749651105    2,071,654.00     448,410       N          X        448,410
Shandong Huaneng Power               SP ADR     819419102      113,588.00      14,600       N          X         14,600
Sinopec Shanghai Petrochem           SP ADR     82935M109      175,764.00      12,080       N          X         12,080
China Petroleum and Chemic           SP ADR     16941R108      402,757.00      20,290       N          X         20,290
Southern Africa Fund                 COM        842157109      151,850.00      13,558       N          X         13,558
Sappi Limited                        SP ADR     803069202       99,750.00      14,000       N          X         14,000
Templeton Global Govt Inco           SH BEN     879929107    2,714,390.00     456,200       N          X        456,200
Turkcell Iletisim Hizmetle           SP ADR     900111105    2,189,953.00     782,126       N          X        782,126
Telekomunikasi Indonesia             SP ADR     715684106    5,210,863.00     935,523       N          X        935,523
Taiwan Fund                          COM        874036106    1,096,045.00      98,300       N          X         98,300
Uniao de Bancos Brasileiro           SP GDR     90458E107    4,017,028.00     157,840       N          X        157,840
United Microelectronics              SP ADR     910873207    2,401,309.00     269,810       N          X        269,810
Van Kampen Municipal Trust           SH BEN     920919107    1,775,561.00     130,460       N          X        130,460
Van Kampen Merritt Value M           COM        921132106    1,209,705.00      92,840       N          X         92,840
Van Kampen Merritt Muni In           SH BEN     920909108    1,795,247.00     201,940       N          X        201,940
Videsh Sanchar Nigam                 SP ADR     92659G600    4,926,751.00     367,668       N          X        367,668
Van Kampen Senior Income T           COM        920961109    6,627,356.00     849,661       N          X        849,661
China Southern Airlines              SP ADR     169409109      210,335.00      13,570       N          X         13,570